Leases - Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 1,495	$ 2,109
Additions	2,740	1,321
Disposals	(19)	(29)
Interest accretion	130	142
Lease repayments	(1,828)	(1,969)
Effects of foreign exchange	42	(79)
Balance – End of period	2,560	1,495
Current	621	1,341
Non-current	1,939	154
Lease liabilities	$ 2,560	$ 1,495